UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23268

Highland Floating Rate Opportunities Fund

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 357-9167

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 83.7%
AEROSPACE - 4.2%
11,631,268	Accudyne Industries, LLC 3-month LIBOR + 3.250% 08/18/2024	11,710,535
14,959,150	Engility Corporation Term Loan B-2, 3-month LIBOR + 2.750% 08/12/2023	14,985,927
1,965,125	TransDigm, Inc. Term Loan F, 3-month LIBOR + 2.750% 06/09/2023	1,972,956
13,897,561	Term Loan E, 3-month LIBOR + 2.750% 05/14/2022	13,949,677
2,985,000	Term Loan G, 3-month LIBOR + 2.500% 08/22/2024	2,998,060

		45,617,155

CHEMICALS - 0.5%
1,375,000	Minerals Technologies, Inc. Fixed Rate Term Loan 05/09/2021	1,393,906
1,381,579	WR Grace & Co. Term Loan B-1, 3-month LIBOR + 1.750%, 04/03/2025	1,387,623
2,368,421	Term Loan B-2, 3-month LIBOR + 1.750%, 04/03/2025	2,378,783

		5,160,312

CONSUMER DISCRETIONARY - 3.3%
13,823,613	Truck Hero, Inc. First Lien Term Loan, 3-month LIBOR + 4.000% 04/21/2024	13,920,378
4,076,667	Second Lien Term Loan, 3-month LIBOR + 8.250% 04/21/2025	4,122,529
17,491,949	USS Ultimate Holdings, Inc. First Lien Term Loan, 3-month LIBOR + 3.750% 08/25/2024	17,612,206

		35,655,113

CONSUMER PRODUCTS - 2.2%
3,393,956	Dayco Products, LLC Term Loan B, 3-month LIBOR + 5.000% 05/19/2023	3,432,138
11,000,000	KIK Custom Products, Inc. Term Loan B, 3-month LIBOR + 4.000% 05/15/2023	11,122,925
8,852,935	Laureate Education, Inc. Term Loan B, 3-month LIBOR + 3.500% 04/26/2024	8,911,364

		23,466,427

ENERGY - 8.7%
16,744,010	Azure Midstream Energy LLC Term Loan B, 3-month LIBOR + 6.500% 11/15/2018	16,437,092
6,150,592	BCP Renaissance Parent LLC 3-month LIBOR + 4.000% 10/31/2024	6,189,033
21,946,657	Chief Exploration & Development LLC Second Lien Term Loan, 3-month LIBOR + 6.500% 05/16/2021	21,827,816
10,000,000	Fairmount Santrol, Inc. Term Loan B, 3-month LIBOR + 6.000% 11/01/2022	10,133,350
1,798,463	Fieldwood Energy LLC First Lien Term Loan, 3-month LIBOR + 2.875% 10/01/2018	1,797,349
2,805,767	First Lien Term Loan, 3-month LIBOR + 7.000% 08/31/2020	2,797,588

1

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

10,349,097	First Lien Last Out Term Loan, 3-month LIBOR + 7.125% 09/30/2020	9,948,070
8,185,000	Second Lien Term Loan, 3-month LIBOR + 7.125% 09/30/2020	1,718,850
5,985,000	SolarWinds Holdings, Inc. 3-month LIBOR + 3.000%, 02/05/2024	6,018,666
17,496,088	Traverse Midstream Partners LLC Term Loan, 3-month LIBOR + 4.000% 09/27/2024	17,619,085

		94,486,899

FINANCIAL - 9.4%
11,926,784	AssuredPartners, Inc. First Lien Term Loan, 3-month LIBOR + 3.250% 10/22/2024	11,973,001
19,621,816	GTCR Valor Companies, Inc. Term Loan B1, 3-month LIBOR + 3.250% 06/16/2023	19,830,298
6,547,100	LBM Borrower, LLC 3-month LIBOR + 3.750% 08/20/2022	6,624,029
11,787,240	NFP Corp. 3-month LIBOR + 3.000% 01/08/2024	11,840,047
11,981,872	Ocwen Loan Servicing LLC Term Loan B, 3-month LIBOR + 5.000% 12/05/2020	12,086,714
16,081,648	Russell Investment Group Term Loan B, 3-month LIBOR + 3.250% 06/01/2023	16,198,963
24,159,097	Walter Investment Management Co. 3-month LIBOR + 6.000%, 06/30/2022	23,565,267

		102,118,319

FOOD & DRUG - 0.9%
6,185,589	Supervalu, Inc. Term Loan B, 3-month LIBOR + 3.500% 06/08/2024	6,146,404
3,711,354	Delayed Draw Term Loan, 3-month LIBOR + 3.500% 06/08/2024	3,687,842

		9,834,246

GAMING & LEISURE - 1.4%
49,138,954	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan(b)(i)(o)	—
22,925,890	First Lien Tranche A Credit-Linked Deposit(b)(i)(o)	—
11,940,100	LLV Holdco LLC Exit Revolver (b)(c)(i)(o)	9,091,193
6,229,546	Scientific Games International, Inc. Term Loan B, 3-month LIBOR + 2.750% 08/14/2024	6,259,261

		15,350,454

HEALTHCARE - 8.9%
1,994,975	American Renal Holdings Inc., Term Loan B, 3.25%, 06/21/2024	1,999,334
47,549,409	CCS Medical, Inc., PRIME + 7.000% 04/01/2019 (c)(o)	26,009,527
9,384,443	Quorum Health Corporation Term Loan B, 3-month LIBOR + 6.750% 04/29/2022	9,603,663
9,718,472	RadNet, Inc. Reprice Term Loan, 3-month LIBOR + 3.500% 06/30/2023	9,855,163
18,007,969	Surgery Center Holdings, Inc. Term Loan B, 3-month LIBOR + 3.250% 09/02/2024	18,025,977
18,363,483	U.S. Renal Care, Inc. Term Loan B, 3-month LIBOR + 4.250% 12/31/2022	18,470,542

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

2,375,000	Second Lien, 3-month LIBOR + 8.000% 12/31/2023	2,389,844
10,177,758	Valeant Pharmaceuticals International, Inc. 3-month LIBOR + 3.500% 04/01/2022	10,296,634

		96,650,684

HOUSING - 3.5%
5,663,298	84 Lumber Company Term Loan B-1, 3-month LIBOR + 5.250% 10/25/2023	5,741,168
14,482,875	Builders FirstSource, Inc. Term Loan B, 3-month LIBOR + 3.000% 02/29/2024	14,564,342
3,638,401	Capital Automotive LP First Lien Term Loan, 3-month LIBOR + 2.500% 03/24/2024	3,655,082
2,296,581	Second Lien Term Loan, 3-month LIBOR + 6.000% 03/24/2025	2,326,735
7,127,746	HD Supply Waterworks, Ltd. Term Loan B, 3-month LIBOR + 3.000% 08/01/2024	7,176,749
1,743,503	Nevada Land Group LLC First Lien Initial Term Loan (b)(c)(i)(o)	—
4,187,365	Quikrete Holdings, Inc. First Lien Term Loan, 3-month LIBOR + 2.750% 11/15/2023	4,210,207

		37,674,283

INDUSTRIALS - 4.9%
1,290,323	American Traffic Solutions, Inc. 3-month LIBOR + 7.750%, 02/23/2026	1,307,264
7,049,470	Aquilex Holdings LLC First Lien Term Loan, 3-month LIBOR + 4.250% 10/03/2024	7,124,406
4,000,000	Second Lien Term Loan, 3-month LIBOR + 8.500% 10/03/2025	3,965,000
9,477,612	ATS Consolidated, Inc. 3-month LIBOR + 3.750% 02/28/2025	9,602,053
7,301,510	Omnimax International, Inc. Unsecured Term Loan, 14.000% PIK, 2.000% Cash 02/06/2021 (b)(o)	7,221,193
14,942,456	Hayward Industries, Inc. First Lien Term Loan, 3-month LIBOR + 3.500% 08/05/2024	15,020,904
8,977,080	SRS Distribution Inc. Term Loan B, 3-month LIBOR + 3.250% 08/25/2022	9,050,019

		53,290,839

INFORMATION TECHNOLOGY - 5.5%
9,361,252	Avaya, Inc., 3-month LIBOR + 4.750% 12/15/2024	9,439,839
9,339,168	CCC Information Services, Inc. First Lien Term Loan, 3-month LIBOR + 3.000% 04/27/2024	9,383,389
18,660,201	Kronos Incorporated Term Loan B, 3-month LIBOR + 3.000% 11/01/2023	18,801,179
4,800,000	Second Lien Term Loan, 3-month LIBOR + 8.250% 11/01/2024	4,989,984
16,635,731	NeuStar, Inc. 3-month LIBOR + 3.500%, 08/08/2024	16,715,499

		59,329,890

MANUFACTURING - 2.7%
5,131,471	Doncasters U.S. Finance LLC Term Loan B, 3-month LIBOR + 3.500% 04/09/2020	5,089,777

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

1,440,290	Second Lien Term Loan, 3-month LIBOR + 8.250%10/09/2020	1,377,883
905,660	SMG Stadium Management Group, First Lien Term Loan, 3.25%, 01/23/2025	914,717
12,490,667	VC GB Holdings, Inc. Second Lien Term Loan, 3-month LIBOR + 8.000% 02/28/2025	12,678,027
8,701,281	First Lien Term Loan, 3-month LIBOR + 3.250% 02/28/2024	8,733,911

		28,794,315

MATERIALS - 0.4%
4,323,533	Kraton Polymers, LLC 3-month LIBOR + 2.500% 03/05/2025	4,356,501

MEDIA & TELECOMMUNICATIONS - 3.9%
13,392,857	Cineworld Group PLC, Term Loan 1-month LIBOR + 2.50%, 02/28/2025	13,391,049
8,674,465	Fort Dearborn Company First Lien Term Loan, 3-month LIBOR + 4.000% 10/19/2023	8,598,564
18,571,429	iHeartCommunications, Inc. Term Loan D, 1-month LIBOR + 6.750% 01/30/2019	14,726,307
4,956,601	Univision Communications, Inc. Term Loan C-5, 3-month LIBOR + 2.750% 03/15/2024	4,884,854

		41,600,774

METALS & MINERALS - 2.2%
15,297,054	MacDermid, Inc. Term Loan B-6, 3-month LIBOR + 3.000% 06/07/2023	15,411,782
8,272,782	Peabody Energy Corporation Exit Term Loan, 3-month LIBOR + 3.500% 03/31/2022	8,303,805

		23,715,587

RETAIL - 6.8%
17,081,636	Academy, Ltd. Term Loan B, 3-month LIBOR + 4.000% 07/01/2022	13,673,849
1,178,368	General Nutrition Centers, Inc. FILO Term Loan, 3-month LIBOR + 7.000%, 12/31/2022	1,211,068
2,939,279	Term Loan B-2, 3-month LIBOR + 8.750%, 03/04/2021	2,777,619
10,913,961	Harbor Freight Tools USA, Inc. 3-month LIBOR + 2.500%, 8/18/2023	10,944,356
14,043,245	Jo-Ann Stores, Inc. 3-month LIBOR + 5.000%, 10/20/2023	13,999,430
7,802,449	Leslie’s Poolmart, Inc. Tranche B Term Loan, 3-month LIBOR + 3.500% 08/16/2023	7,867,053
9,001,502	Men’s Wearhouse, Inc. (The) 2015 Term Loan 5.00%, 06/18/2021	9,016,534
4,465,116	Neiman Marcus Group, Inc. (The) 3-month LIBOR + 3.250%, 0/25/2020	3,870,318
14,988,683	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 (i)	5,877,737
4,329,245	Initial Loan, 3-month LIBOR + 9.750% 01/18/2019	4,340,068

		73,578,032

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

SERVICE - 8.3%
6,773,330	Advantage Sales & Marketing, Inc. First Lien Term Loan, 3-month LIBOR + 3.250% 07/23/2021	6,649,954
2,211,315	Second Lien Term Loan, 3-month LIBOR + 3.250% 07/25/2021	2,171,036
13,710,000	Second Lien Term Loan, 3-month LIBOR + 6.500% 07/25/2022	13,205,678
450,395	EnergySolutions LLC Term Loan, 3-month LIBOR + 4.750% 05/29/2020	458,277
11,739,568	Parexel International Corporation Term Loan B, 3-month LIBOR + 2.750% 09/27/2024	11,757,178
14,170,800	Spin Holdco Inc. 3-month LIBOR + 3.250% 11/14/2022	14,274,176
18,739,301	USI, Inc. Repriced Term Loan, 3-month LIBOR + 3.000% 05/16/2024	18,794,019
6,574,804	WASH Multifamily Laundry Systems LLC First Lien Term Loan, 3-month LIBOR + 3.250% 05/14/2022	6,622,077
1,428,031	First Lien Term Loan, 3-month LIBOR + 3.250% 05/14/2022	1,052,232
15,207,500	Weight Watchers International, Inc. 3-month LIBOR + 4.750%, 11/29/2024	15,423,751

		90,408,378

TELECOMMUNICATIONS (b)(c)(o) - 0.4%
5,063,285	TerreStar Corporation Term Loan A, PIK 11.000% 02/27/2020	5,053,159

TRANSPORTATION - 0.9%
9,475,934	Gruden Acquisition, Inc. Term Loan, 3-month LIBOR + 5.500% 08/18/2022	9,602,296

UTILITIES - 4.7%
10,711,609	Dynegy Inc. 3-month LIBOR + 2.500%, 02/07/2024	10,787,822
2,319,304	Granite Acquisition Inc. Second Lien Term Loan B, 3-month LIBOR + 7.250% 12/19/2022	2,351,924
9,575,399	Term Loan B, 3-month LIBOR + 3.500%, 12/19/2021	9,719,030
383,266	Term Loan C, 3-month LIBOR + 3.500%, 12/19/2021	389,015
14,472,689	Lightstone Generation LLC 3-month LIBOR + 3.750%, 01/30/2024	14,569,511
918,974	3-month LIBOR + 3.750%, 01/30/2024	925,122
2,083,333	Pike Corporation, 3-month LIBOR + 3.500%, 03/23/2025	2,105,469
59,127,210	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (d)	177,382
9,916,589	Vistra Operations Company LLC Term Loan B-2, 3-month LIBOR + 2.250% 12/14/2023	9,988,137

		51,013,412

	Total U.S. Senior Loans (Cost $1,013,275,041)	906,757,075

Foreign Denominated or Domiciled Senior Loans (a) - 5.9%
CANADA - 1.7%
14,942,456	Sandvine Corporation Term Loan B, 3-month LIBOR + 5.750% 09/21/2022	14,905,100

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

3,819,000	Telesat Canada Term Loan B4, 3-month LIBOR + 2.500% 11/17/2023	3,842,486

		18,747,586

LUXEMBOURG - 4.2%
1,929,779	Auris Luxembourg III S.a.r.l. Term Loan B-7, 3-month LIBOR + 3.000% 01/17/2022	1,945,757
17,545,526	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan, 3-month LIBOR + 4.750% 04/28/2021	16,989,947
2,160,920	Second Lien Initial Term Loan, 1-month LIBOR + 8.250% 04/28/2022	1,880,681
15,000,000	Intelsat Jackson Holdings SA Term Loan B3, 3-month LIBOR + 3.750% 11/27/2023	15,032,325
9,204,545	Travelport Finance (Luxembourg) S.a.r.l., 3-month LIBOR + 2.500% 03/17/2025	9,235,059

		45,083,769

	Total Foreign Denominated or Domiciled Senior Loans (Cost $63,217,578)	63,831,355

Collateralized Loan Obligations (e)(f) - 20.6%
3,000,000	Acis CLO, Ltd. Series 2013-1A, Class E, 3-month LIBOR + 5.600%, FRN 04/18/2024 (g)	3,001,875
4,000,000	Series 2014-3A, Class E, 3-month LIBOR + 4.750%, FRN 02/01/2026 (g)	3,856,400
7,369,780	Series 2014-4A, Class A, 3-month LIBOR + 1.420%, FRN 05/01/2026 (g)	7,381,638
750,000	Series 2014-4A, Class D, 3-month LIBOR + 3.100%, FRN 05/01/2026 (g)	751,153
14,750,000	Series 2014-4A, Class E, 3-month LIBOR + 4.800%, FRN 05/01/2026 (g)	14,602,500
7,000,000	Series 2014-5A, Class D, 3-month LIBOR + 4.340%, FRN 11/01/2026 (g)	7,027,066
3,000,000	Series 2014-3A, Class D, 3-month LIBOR + 3.120%, FRN 02/01/2026 (g)	3,004,913
1,000,000	Series 2015-6A, Class D, 3-month LIBOR + 3.770%, FRN 05/01/2027 (g)	1,001,875
7,500,000	Series 2015-6A, Class E, 3-month LIBOR + 5.490%, FRN 05/01/2027 (g)	7,368,750
1,870,000	AMMC CLO XII, Ltd. Series 2013-12A, Class FR, 3-month LIBOR + 8.365%, FRN 11/10/2030	1,675,520
9,500,000	Apidos CLO XVII Series 2014-17A, Class E, 3-month LIBOR + 5.500%, FRN 04/17/2026	9,313,800
3,125,000	Ares XXIX CLO, Ltd. Series 2014-1A, Class D, 3-month LIBOR + 4.800%, FRN 04/17/2026	3,110,938
6,500,000	Ares XXVIII CLO, Ltd. Series 2013-3A, Class E, 3-month LIBOR + 4.900%, FRN 10/17/2024	6,484,400
2,752,500	Atlas Senior Loan Fund III, Ltd. Series 2013-1A, Class ER, 3-month LIBOR + 6.000%, FRN 11/17/2027	2,759,381
3,000,000	Ballyrock CLO LLC Series 2014-1A, Class D, 3-month LIBOR + 5.000%, FRN 10/20/2026	3,007,500
2,000,000	Birchwood Park CLO, Ltd. Series 2014-1A, Class E1, 3-month LIBOR + 5.100%, FRN 07/15/2026	1,980,000
3,750,000	BlueMountain CLO, Ltd. Series 2012-2A, Class ER, 3-month LIBOR + 7.100%, FRN 11/20/2028	3,800,625
3,000,000	BlueMountain CLO, Ltd. Series 2014-2A, Class F, 3-month LIBOR + 5.500%, FRN 07/20/2026	2,977,500

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

1,000,000	Cathedral Lake CLO, Ltd. Series 2015-3A, Class DR, 3-month LIBOR + 4.100%, FRN 07/16/2029	1,016,250
5,250,000	CIFC Funding, Ltd. Series 2013-4A, Class E, 3-month LIBOR + 4.750%, FRN 11/27/2024	5,203,800
2,025,000	Series 2013-2A, Class B3LR, 3-month LIBOR + 7.880%, FRN 10/18/2030	1,928,813
5,100,000	Series 2014-1A, Class FR2, 3-month LIBOR + 7.900%, FRN 01/18/2031	4,824,345
3,250,000	Series 2014-3A, Class C1R, 3-month LIBOR + 1.900%, FRN 07/22/2026	3,254,062
4,125,000	Series 2015-1A, Class ERR, 3-month LIBOR + 7.750%, FRN 01/22/2031	4,167,075
4,000,000	Covenant Credit Partners CLO III, Ltd. Series 2017-1A, Class F, 3-month LIBOR + 7.950%, FRN 10/15/2029	3,680,000
2,000,000	Dryden CLO, Ltd. 3-month LIBOR + 5.600%, FRN 04/18/2031	1,980,000
2,500,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class ERR, 3-month LIBOR + 5.820%, FRN 10/15/2027	2,500,000
3,100,000	Eaton Vance Clo 2015-1, Ltd. Series 2015-1A, Class FR, 3-month LIBOR + 7.970%, FRN 01/20/2030	2,937,870
4,350,000	Elevation CLO, Ltd. Series 2014-2A, Class ER, 3-month LIBOR + 6.350%, FRN 10/15/2029	4,354,350
7,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class E, 3-month LIBOR + 5.700%, FRN 01/15/2027	7,476,844
2,500,000	Halcyon Loan Advisors Funding 2015-2, Ltd. Series 2015-2A, Class E, 3-month LIBOR + 5.700%, FRN 07/25/2027	2,472,500
2,000,000	Hildene CLO IV, Ltd. Series 2015-4A, Class D, 3-month LIBOR + 5.500%, FRN 07/23/2027	2,000,400
5,000,000	Jamestown CLO VII, Ltd. Series 2015-7A, Class DR, 3-month LIBOR + 5.450%, FRN 07/25/2027	5,000,000
2,250,000	Jefferson Mill CLO, Ltd. Series 2015-1A, Class E, 3-month LIBOR + 5.600%, FRN 07/20/2027	2,247,187
3,000,000	KVK CLO, Ltd. Series 2015-1A, Class D, 3-month LIBOR + 3.620%, FRN 05/20/2027	3,012,972
5,294,000	Series 2015-1A, Class E, 3-month LIBOR + 4.450%, FRN 05/20/2027	5,300,617
5,000,000	Lockwood Grove CLO, Ltd. Series 2014-1A, Class CRR, FRN 3.74%, 01/25/2030	4,987,500
1,750,000	MidOcean Credit CLO II Series 2013-2A, Class ER, FRN 7.96%, 01/29/2030	1,734,688
1,000,000	Midocean Credit CLO VIII Series 2018-8A, Class E, FRN 7.75%, 02/20/2031	995,000
1,250,000	Mountain View CLO, Ltd. Series 2013-1A, Class ER, 3-month LIBOR + 7.700%, FRN 10/12/2030	1,220,500
2,600,000	MP CLO VIII, Ltd. Series 2015-2A, Class E, 3-month LIBOR + 5.900%, FRN 10/28/2027	2,603,250
7,400,000	Neuberger Berman CLO XX, Ltd. Series 2015-20A, Class FR, 3-month LIBOR + 7.450%, FRN 01/15/2028	7,392,600
750,000	Oaktree CLO 2015-1, Ltd. Series 2015-1A, Class DR, 3-month LIBOR + 5.200%, FRN 10/20/2027	750,000

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

5,000,000	Octagon Loan Funding, Ltd. Series 2014-1A, Class E, 3-month LIBOR + 5.200%, FRN 11/18/2026	4,999,500
4,000,000	OHA Credit Partners VIII, Ltd. Series 2013-8A, Class E, 3-month LIBOR + 4.400%, FRN 04/20/2025	3,960,000
1,000,000	Palmer Square CLO, Ltd. Series 2015-1A, Class DR, 3-month LIBOR + 6.200%, FRN 05/21/2029	1,005,000
1,000,000	Parallel, Ltd. Series 2015-1A, Class E, 3-month LIBOR + 5.150%, FRN 07/20/2027	990,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F, 3-month LIBOR + 5.200%, FRN 10/15/2026	1,350,000
1,000,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D, 3-month LIBOR + 7.000%, FRN 10/30/2026	1,001,500
2,000,000	Symphony CLO XIV, Ltd. Series 2014-14A, Class E, 3-month LIBOR + 4.600%, FRN 07/14/2026	1,955,850
5,000,000	Thacher Park CLO, Ltd. Series 2014-1A, Class E1, 3-month LIBOR + 4.950%, FRN 10/20/2026	4,968,437
5,500,000	TICP CLO I, Ltd. Series 2015-1A, Class E, 3-month LIBOR + 5.500%, FRN 07/20/2027	5,527,500
3,250,000	TICP CLO II, Ltd. Series 2014-2A, Class D, 3-month LIBOR + 4.750%, FRN 07/20/2026	3,217,500
3,000,000	TICP CLO III, Ltd. Series 2014-3A, Class E1, 3-month LIBOR + 5.550%, FRN 01/20/2027	2,999,700
3,250,000	TICP CLO II-2, Ltd. Series 2018-IIA, Class D, 3-month LIBOR + 7.750%, FRN 04/20/2028	3,225,625
2,000,000	Venture XVI CLO, Ltd. Series 2014-16A, Class ERR, FRN 6.75%, 01/15/2028	1,958,700
3,625,000	Venture XVIII CLO, Ltd. Series 2014-18A, Class ER, FRN 8.31%, 10/15/2029	3,661,250
2,550,000	Voya CLO 2013-2, Ltd. Series 2013-2A, Class DR, FRN 7.94%, 04/25/2031	2,524,500
7,000,000	Wellfleet CLO, Ltd. Series 2015-1A, Class F, 3-month LIBOR + 7.350%, FRN 10/20/2027	6,755,000
1,871,937	Westchester CLO, Ltd. Series 2007-1A, Class E, 3-month LIBOR + 4.300%, FRN 08/01/2022 (g)	1,870,190
4,000,000	Z Capital Credit Partners CLO 2015-1, Ltd. Series 2015-1A, Class E, 3-month LIBOR + 5.970%, FRN 07/16/2027	4,008,400

	Total Collateralized Loan Obligations (Cost $221,948,980)	222,125,109

Corporate Bonds & Notes - 2.6%
HEALTHCARE (f)(h) - 0.6%
3,364,000	Quorum Health Corp. 11.63%, 04/15/2023	3,582,660
2,506,000	Surgery Center Holdings Co. 6.75%, 07/01/2025	2,443,350

		6,026,010

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

INDUSTRIALS (i) - 0.4%
15,000,000	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, 05/01/2020	3,975,000

INFORMATION TECHNOLOGY - 0.5%
4,571,000	Avaya, Inc. (b)(i)(o)	—
6,034,000	Intelsat Jackson Holdings SA 9.75%, 07/15/2025 (f)(h)	5,649,333

		5,649,333

RETAIL (h) - 1.0%
1,779,000	Guitar Center, Inc. 6.50%, 04/15/2019 (f)	1,780,779
2,345,000	Home Depot, Inc. (The) 2.13%, 09/15/2026	2,123,673
3,000,000	Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (f)(j)	1,912,500
4,110,000	PetSmart, Inc. (f) 7.13%, 03/15/2023	2,352,975
666,000	8.88%, 06/01/2025	382,950
2,500,000	Walmart, Inc. 2.65%, 12/15/2024	2,413,261

		10,966,138

UTILITIES (i) - 0.1%
15,600,000	Ocean Rig UDW, Inc. (b)(f)(i)(o)	1,076,400
20,000,000	Texas Competitive Electric Holdings Co., LLC (d)	70,000
8,000,000	Texas Competitive Electric Holdings Co., LLC (d)	80,000

		1,226,400

	Total Corporate Bonds & Notes (Cost $40,244,344)	27,842,881

Shares
Claims - 0.0%
TELECOMMUNICATIONS (b)(m)(o) - 0.0%
3,791,858	Lehman Brothers Commercial Paper LCPI Claim Facility	52,138

	Total Claims (Cost $1,819,529)	52,138

Common Stocks - 12.4%
ENERGY - 1.8%
20,317	Arch Coal, Inc., Class A (h)	1,866,726
112,142	Fieldwood Energy LLC (k)	2,616,273
441,000	Kinder Morgan, Inc. (h)	6,641,460
137,025	Targa Resources Corp. (h)	6,029,100
1,118,286	Value Creation, Inc. (b)(o)	1
88,000	Williams Cos., Inc. (The) (h)	2,187,680

		19,341,240

FINANCIAL (k) - 0.0%
3,143	Venoco LLA Unit	—
220	Venoco LLC Units	—

		—

GAMING & LEISURE (b)(c)(k)(o) - 0.0%
44	LLV Holdco LLC - Litigation Trust Units	—
34,512	LLV Holdco LLC - Series A, Membership Interest	—
436	LLV Holdco LLC - Series B, Membership Interest	—

		—

HEALTHCARE (b)(c)(k)(o) - 0.0%
207,031	CCS Medical, Inc.	—

HOUSING (b)(k)(o) - 0.3%
1,648,350	Westgate Investments LLC	3,247,250

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

INFORMATION TECHNOLOGY (h)(k) - 0.2%
80,141	Avaya Holdings Corp.	1,795,158

MATERIALS - 1.5%
227,000	United States Steel Corp. (h)	7,988,130
299,032	MPM Holdings, Inc. (k)	7,969,203

		15,957,333

MEDIA & TELECOMMUNICATIONS (k) - 4.7%
10,939,879	Gambier Bay LLC (c)	1,723,031
501,736	Metro-Goldwyn-Mayer, Inc., Class A (l)	49,170,128

		50,893,159

METALS & MINERALS (b)(k) - 0.4%
14,621	Omnimax International, Inc.	4,478,043

REAL ESTATE - 0.1%
1,125,433	Allenby (b)(c)(k)(o)	1
7,591,418	Claymore (b)(c)(k)(o)	8
16,920	Macerich Co. (The), REIT (h)	947,858

		947,867

TELECOMMUNICATIONS (b)(c)(k)(l)(o) - 0.7%
27,134	TerreStar Corporation	7,563,331

TRANSPORTATION (h)(k) - 0.4%
342,199	Corp. America Airports SA	4,222,736

UTILITIES (k) - 2.3%
96,250	Central Puerto SA ADR (h)	1,636,250
10,378	Entegra TC LLC, Class A (b)	81,986
1,117,865	Vistra Energy Corp. (h)(j)	23,285,128

		25,003,364

	Total Common Stocks (Cost $425,185,310)	133,449,481

Units
Rights - 0.1%
UTILITIES (k) - 0.1%
1,117,866	Texas Competitive Electric Holdings Co., LLC	623,210

	Total Rights (Cost $3,925,049)	623,210

Warrants - 0.0%
ENERGY (k) - 0.0%
5,801	Arch Coal, Inc., expires 10/05/2023	277,114

GAMING & LEISURE (b)(c)(k)(o) - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest	—
2,522	LLV Holdco LLC - Series D, Membership Interest	—
2,819	LLV Holdco LLC - Series E, Membership Interest	—
3,172	LLV Holdco LLC - Series F, Membership Interest	—
3,594	LLV Holdco LLC - Series G, Membership Interest	—

		—

INDUSTRIALS (b)(k)(o) - 0.0%
453	Omnimax Holdings, Inc.	138,610

INFORMATION TECHNOLOGY (k) - 0.0%
18,641	Avaya Holdings Corp.	102,525

	Total Warrants (Cost $26,165)	518,249

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

Shares
Master Limited Partnerships - 3.3%
ENERGY (h) - 3.3%
26,729	Andeavor Logistics LP	1,197,727
378,000	Boardwalk Pipeline Partners LP	3,836,700
762,000	Enterprise Products Partners LP	18,653,760
215,233	MPLX LP	7,111,298
21,000	Phillips 66 Partners LP	1,003,380
112,000	Williams Partners LP	3,856,160

		35,659,025

	Total Master Limited Partnerships (Cost $37,946,799)	35,659,025

Registered Investment Companies - 0.1%
1,119,150	State Street Navigator Prime Securities Lending Portfolio (n)	1,119,150

	Total Registered Investment Companies (Cost $1,119,150)	1,119,150

Cash Equivalents - 7.0%
MONEY MARKET FUND - 7.0%
75,213,154	State Street Institutional U.S. Government Money Market Fund, Premier Class	75,213,154

	Total Cash Equivalents (Cost $75,213,154)	75,213,154

Total Investments - 135.7% (Cost $1,883,921,099)		1,467,190,827

Securities Sold Short - (0.5)%
Corporate Bonds - (0.5)%
INDUSTRIALS - (0.5)%
(5,000,000)	Western Digital Corp. 4.75%, 02/15/2026	(4,998,375)

	Total Corporate Bonds (Cost $5,009,370)	(4,998,375)

	Total Securities Sold Short (Proceeds $5,009,370)	(4,998,375)

Other Assets & Liabilities, Net - (35.2)%		(381,170,774)

Net Assets - 100.0%		1,081,021,678

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2018. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Current LIBOR rates include 1 month which is equal to 1.88% and 3 months equal to 2.31%.
(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $64,012,840, or 5.9% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2018.
(c)	Affiliated issuer. Assets with a total aggregate market value of $49,440,250, or 4.6% of net assets, were affiliated with the Fund as of March 31, 2018.
(d)	Represents value held in escrow pending future events. No interest is being accrued.
(e)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2018. Current LIBOR rates include 1 month which is equal to 1.88% and 3 months equal to 2.31%.
(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $241,306,056 or 22.3% of net assets.
(g)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(h)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $105,331,692.
(i)	The issuer is, or is in danger of being, in default of its payment obligation.
(j)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $2,121,260. The loaned securities were secured with cash and securities collateral of $2,151,709. Collateral is calculated based on prior day’s prices.
(k)	Non-income producing security.

INVESTMENT PORTFOLIO (unaudited) (continued)
As of March 31, 2018	Highland Floating Rate Opportunities Fund

(l)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stocks	12/20/2010	$21,845,688	$49,170,128	4.5%
TerreStar Corporation	Common Stocks	03/16/2018	3,093,276	7,563,331	0.7%

(m)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(n)	Represents investments of cash collateral received in connection with securities lending.
(o)	Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

Reverse Repurchase Agreements outstanding as of March 31, 2018 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BNP	Acis CLO, Ltd., Series 2014-4A, Class E, 3-month LIBOR + 4.800%, FRN 05/01/2026	3.42	03/26/2018	04/26/2018	$8,286,186	$11,250,000	$(8,282,250)
BNP	Acis CLO, Ltd., Series 2015-6A, Class E, 3-month LIBOR + 5.490%, FRN 05/01/2027	3.42	03/26/2018	04/26/2018	5,600,660	7,500,000	(5,598,000)
BNP	Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 3-month LIBOR + 4.900%, FRN 10/17/2024	3.43	03/27/2018	04/26/2018	4,891,812	6,500,000	(4,889,950)
BNP	Figueroa CLO, Ltd. Series 2014-1A, Class E, 3-month LIBOR + 5.700%, FRN 01/15/2027	3.42	03/26/2018	04/26/2018	5,709,462	7,500,000	(5,706,750)
BNP	Jamestown CLO VII, Ltd., Series 2015-7A, Class DR, FRN 07/25/2027	3.42	03/26/2018	04/26/2018	3,751,782	5,000,000	(3,750,000)
BNP	KVK CLO, Ltd., Series 2015-1A, Class E, 3-month LIBOR + 5.750%, FRN 05/20/2027	3.43	03/27/2018	04/26/2018	3,972,012	5,294,000	(3,970,500)
BNP	TICP CLO I, Ltd., Series 2015-1A, Class E, 3-month LIBOR + 5.500%, FRN 07/20/2027	3.43	03/27/2018	04/26/2018	4,170,037	5,500,000	(4,168,450)

Total Reverse Repurchase Agreements						$48,544,000	$(36,365,900)

GLOSSARY: (abbreviations that may be used in the preceding statements)(unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

NOTES TO FINANCIAL STATEMENTS (unaudited)
March 31, 2018	Highland Floating Rate Opportunities Fund

Organization

Highland Floating Rate Opportunities Fund (the “Fund”) is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On September 25, 2017, the Fund acquired the assets of Highland Floating Rate Opportunities Fund (the “Predecessor Fund”), a series of Highland Funds I, a Delaware statutory trust. The Fund is the successor to the accounting and performance information of the Predecessor Fund. This report includes information for the period ended March 31, 2018.

On November 3, 2017, shareholders of the Fund approved a proposal authorizing the Board of Trustees (the “Board”) of the Fund to convert the fund from an open-end fund to a closed-end fund at a special meeting of shareholders. The Board took action to convert the Fund to a closed-end fund effective shortly after 4:00 p.m. Eastern Time on November 3, 2017 (the “Conversion Date”). The Fund also effected an approximately 1-for-2 reverse stock split of the Fund’s issued and outstanding shares on November 3, 2017, thereby reducing the number of shares outstanding. Shareholders were paid cash for any fractional shares resulting from the reverse stock split. The Fund began listing its shares for trading on the New York Stock Exchange (the “NYSE”) on November 6, 2017 under the ticker symbol “HFRO”. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). Prior to the Conversion Date, the Fund issued Class A, Class C, and Class Z shares. The Fund incurred $1,076,274 in Conversion costs related to the fund conversion to a closed-end fund.

The Fund consolidates HFRO Sub, LLC, a wholly owned subsidiary, for financial reporting, and the holdings of HFRO Sub, LLC are included within the Investment Portfolio for the Fund.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Floating Rate Opportunities Fund

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Highland Capital Management Fund Advisors, L.P. (“the Investment Adviser”) has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2018, the Fund’s investments consisted of senior loans, collateralized loan obligations, corporate bonds and notes, U.S. asset-backed securities, non-U.S. asset-backed securities, claims, common stocks, registered investment companies, cash equivalents, rights, and warrants. The fair value of the Fund’s loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, registered investment companies, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Floating Rate Opportunities Fund

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2018 is as follows:

	Total value at March 31, 2018		Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Aerospace	$45,617,155		$—	$45,617,155	$—
Chemicals	5,160,312		—	5,160,312	—
Consumer Discretionary	35,655,113		—	35,655,113	—
Consumer Products	23,466,427		—	23,466,427	—
Energy	94,486,899		—	94,486,899	—
Financial	102,118,319		—	102,118,319	—
Food & Drug	9,834,246		—	9,834,246	—
Gaming & Leisure	15,350,454		—	6,259,261	9,091,193
Healthcare	96,650,684		—	70,641,157	26,009,527
Housing	37,674,283		—	37,674,283	—	(2)
Industrials	53,290,839		—	46,069,646	7,221,193
Information Technology	59,329,890		—	59,329,890	—
Manufacturing	28,794,315		—	28,794,315	—
Materials	4,356,501		—	4,356,501	—
Media & Telecommunications	41,600,774		—	41,600,774	—
Metals & Minerals	23,715,587		—	23,715,587	—
Retail	73,578,032		—	73,578,032	—
Service	90,408,378		—	90,408,378	—
Telecommunications	5,053,159		—	—	5,053,159
Transportation	9,602,296		—	9,602,296	—
Utilities	51,013,412		—	51,013,412	—
Foreign Denominated or Domiciled Senior Loans	63,831,355		—	63,831,355	—
Collateralized Loan Obligations	222,125,109		—	222,125,109	—
Corporate Bonds & Notes
Healthcare	6,026,010		—	6,026,010	—
Industrials	3,975,000		—	3,975,000	—
Information Technology	5,649,333		—	5,649,333	—
Retail	10,966,138		—	10,966,138	—
Utilities	1,226,400		—	150,000	1,076,400
Claims	52,138		—	—	52,138
Common Stocks
Energy	19,341,240		16,724,966	2,616,273	1
Financial	—	(2)	—	—	—	(2)
Gaming & Leisure	—	(2)	—	—	—	(2)
Healthcare	—	(2)	—	—	—	(2)
Housing	3,247,250		—	—	3,247,250
Information Technology	1,795,158		1,795,158	—	—
Materials	15,957,333		15,957,333	—	—
Media & Telecommunications	50,893,159		—	50,893,159	—
Metals & Minerals	4,478,043		—	—	4,478,043
Real Estate	947,867		947,858	—	9
Telecommunications	7,563,331		—	—	7,563,331
Transportation	4,222,736		4,222,736	—	—
Utilities	25,003,364		24,921,378	—	81,986
Rights	623,210		—	623,210	—
Warrants
Energy	277,114		277,114	—	—
Gaming & Leisure	—	(2)	—	—	—	(2)
Industrials	138,610		—	—	138,610
Information Technology	102,525		102,525	—	—
Master Limited Partnerships(1)	35,659,025		35,659,025	—	—
Registered Investment Companies	1,119,150		1,119,150	—	—
Cash Equivalents	75,213,154		75,213,154	—	—

Total Assets	1,467,190,827		176,940,397	1,226,237,590	64,012,840

Liabilities
Securities Sold Short(1)	(4,998,375)		—	(4,998,375)	—

Total Liabilities	(4,998,375)		—	(4,998,375)	—

Total	$1,462,192,452		$176,940,397	$1,221,239,215	$64,012,840

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Floating Rate Opportunities Fund

The table below sets forth a summary of changes in the Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended March 31, 2018.

	Balance as of June 30, 2017	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2018	Change in Unrealized Gain/ (Loss) on Level 3 securities still held at period end
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Gaming & Leisure	$9,552,080	$—	$—	$—	$—	$(460,887)	$—	$—	$9,091,193	$(460,887)
Healthcare	24,146,282	—	—	—	—	(1,942,900)	3,806,145	—	26,009,527	(1,942,900)
Housing	4,000,000	—	—	—	(3,491,393)	4,000,000	—	(4,508,607)	—	—
Industrials	—	—	—	129,010	464	1,026,568	6,067,895	(2,744)	7,221,193	1,026,568
Telecommunications	—	—	—	—	—	(10,126)	5,063,285	—	5,053,159	(10,126)
Corporate Bonds & Notes
Utilities	—	1,076,400	—	—	—	—	—	—	1,076,400	—
Claims	52,138	—	—	—	—	115,221	—	(115,221)	52,138	115,221
Common Stocks
Energy	1	—	—	—	—	—	—	—	1	—
Housing	3,675,821	—	—	—	—	(428,571)	—	—	3,247,250	(428,571)
Metals & Minerals	—	—	—	—	—	3,030,589	1,447,454	—	4,478,043	3,030,589
Real Estate	10	—	—	—	—	1,591,220	876,356	(2,467,577)	9	1,591,220
Telecommunications	—	—	—	—	—	4,470,055	3,093,276	—	7,563,331	4,470,055
Utilities	242,015	—	—	—	(14,308)	59,633	—	(205,354)	81,986	59,633
Warrants
Industrials	—	—	—	—	—	138,610	—	—	138,610	138,610

Total	$41,668,347	$1,076,400	$—	$129,010	$(3,505,237)	$11,589,412	$20,354,411	$(7,299,503)	$64,012,840	$7,589,412

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended March 31, 2018, a net amount of $1,076,400 of the Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$47,375,072	Adjusted Appraisal	Liquidity Discount	10%
			Asset Specific Discount	10%
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.0x - 5.0x
		Discounted Cash Flow	Discount Rate	11.1% - 16.4%
			Spread Adjustment	0.1% - 0.4%
Corporate Bonds	1,076,400	Liquidation Analysis	Claim Amount: Percent of Par	6.9%
Claims	52,138	N/A	N/A	N/A
Common Stocks	15,509,230	Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.0x - 8.25x
			Price/MHz-PoP	$0.120 - $0.550
			Risk Discount	25.0%
			Capitalization Rate	6.4% - 7.0%
			Discount	37.0%
		Discounted Cash Flow	Scenario Probabilities	15.0% - 70.0%
			Illiquidity Discount	10.0%
			Discount Rate	11.0 - 12.0%
			Minority Discount	20.0%
			Terminal Multiple	7.0x
			Discount for Lack of Marketability	15.0%

Total	$64,012,840

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, the Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolio for the Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Floating Rate Opportunities Fund

Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with respect to instruments that are consistent with the Fund’s investment objective or policies.

Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund for the period ended March 31, 2018:

Issuer	Shares at June 30, 2017	Beginning Value as of June 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2018	Shares at March 31, 2018	Affiliated Income
Majority Owned Not Consolidated
Allenby (Common Stocks)	1,323,961	$1	$115,110	$(313,638)	$—	$198,529	$1	1,125,433	$—
Claymore (Common Stocks)	8,984,111	9	761,246	(2,153,939)	—	1,392,701	8	7,591,418	—
Other Affiliates
CCS Medical, Inc. (U.S. Senior Loans & Common Stocks)	46,240,843	24,146,282	3,806,145	—	—	(1,942,900)	26,009,527	47,756,440	$3,806,145
LLV Holdco, LLC (U.S. Senior Loans, Common Stocks and Warrants	11,989,033	9,552,080	—	—	—	(460,887)	9,091,193	11,989,033	—
Nevada Land Group LLC (U.S. Senior Loans & Common Stocks)	1,743,503	—	—	—	—	—	—	1,743,503	—
Gambier Bay LLC (Common Stocks)(1)	6,831,564	1,502,944	970,000	—	—	(749,913)	1,723,031	10,939,879	—
Terrestar Corporation (U.S. Senior Loans & Common Stocks)	—	—	8,156,561	—	—	4,459,929	12,616,490	5,090,419	—

Total	77,113,015	$35,201,316	$13,809,062	$(2,467,577)	$—	$4,203,688	$49,440,250	86,236,125	$3,806,145

(1)	Includes the value of iHeart Communications, Inc. bonds as of June 30, 2017 and subsequent activity.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2018, based on cost of investments, derivatives and cash equivalents for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
$49,534,098	$(455,260,277)	$(405,726,179)	$1,569,167,509

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the U.S. Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Highland Floating Rate Opportunities Fund

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: May 25, 2018